Concentrations (Details) - Schedules of company's revenue	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	[1]
Customer A [Member]
Concentration Risk [Line Items]
Customer concentration risk percentage	36.50%			[1]
Customer B [Member]
Concentration Risk [Line Items]
Customer concentration risk percentage	25.00%			[1]
Customer C [Member]
Concentration Risk [Line Items]
Customer concentration risk percentage	24.10%			[1]
Customer E [Member]
Concentration Risk [Line Items]
Customer concentration risk percentage		[1]	11.10%

[1]	Less than 10%